Annual Fund Operating Expenses	Apr. 30, 2026
T-REX 2X LONG AFRM DAILY TARGET ETF | T-REX 2X LONG AFRM DAILY TARGET ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.50%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	1.50%	[2]
T-REX 2X LONG ALPHABET DAILY TARGET ETF | T-REX 2X LONG ALPHABET DAILY TARGET ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.05%	[3]
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	1.05%	[4]
T-REX 2X LONG APH DAILY TARGET ETF | T-REX 2X LONG APH DAILY TARGET ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.50%	[5]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[6]
Expenses (as a percentage of Assets)	1.50%	[7]
T-REX 2X LONG APPLE DAILY TARGET ETF | T-REX 2X LONG APPLE DAILY TARGET ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.05%	[8]
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	1.05%	[9]
T-REX 2X LONG BMNR DAILY TARGET ETF | T-REX 2X LONG BMNR DAILY TARGET ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.50%	[10]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	1.50%	[11]
T-REX 2X LONG CRCL DAILY TARGET ETF | T-REX 2X LONG CRCL DAILY TARGET ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.50%	[12]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	1.50%	[13]
T-REX 2X Long CRWV Daily Target ETF | T-REX 2X Long CRWV Daily Target ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.50%	[14]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	1.50%	[15]
T-REX 2X LONG DJT DAILY TARGET ETF | T-REX 2X LONG DJT DAILY TARGET ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.05%	[16]
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	1.05%	[17]
T-REX 2X LONG EOSE DAILY TARGET ETF | T-REX 2X LONG EOSE DAILY TARGET ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.50%	[18]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	1.50%	[19]
T-REX 2X LONG GLXY DAILY TARGET ETF | T-REX 2X LONG GLXY DAILY TARGET ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.50%	[20]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	1.50%	[21]
T-REX 2X LONG GME DAILY TARGET ETF | T-REX 2X LONG GME DAILY TARGET ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.50%	[22]
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	1.50%	[23]
T-REX 2X LONG HOOD DAILY TARGET ETF | T-REX 2X LONG HOOD DAILY TARGET ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.05%	[24]
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	1.05%	[25]
T-REX 2X LONG KTOS DAILY TARGET ETF | T-REX 2X LONG KTOS DAILY TARGET ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.50%	[26]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	1.50%	[27]
T-REX 2X LONG MICROSOFT DAILY TARGET ETF | T-REX 2X LONG MICROSOFT DAILY TARGET ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.05%	[28]
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	1.05%	[29]
T-REX 2X LONG RBLX DAILY TARGET ETF | T-REX 2X LONG RBLX DAILY TARGET ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.05%	[30]
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	1.05%	[31]
T-REX 2X Long SMR Daily Target ETF | T-REX 2X Long SMR Daily Target ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.50%	[32]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	1.50%	[33]
T-REX 2X LONG SNOW DAILY TARGET ETF | T-REX 2X LONG SNOW DAILY TARGET ETF CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.50%	[34]
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	1.50%	[35]
T-REX 2X LONG TTD DAILY TARGET ETF | T-REX 2X LONG TTD DAILY TARGET ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.50%	[36]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	1.50%	[37]
T-REX 2X INVERSE CRCL DAILY TARGET ETF | T-REX 2X INVERSE CRCL DAILY TARGET ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.50%	[38]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	1.50%	[39]
T-REX 2X INVERSE CRWV DAILY TARGET ETF | T-REX 2X INVERSE CRWV DAILY TARGET ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.50%	[40]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	1.50%	[41]

[1]	Under the Investment Advisory Agreement, Tuttle Capital Management LLC (the “Adviser”), at its own expense and without reimbursement from the Fund, pays all of the expenses of the Fund, excluding the advisory fees, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction-related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.
[2]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example. The total indirect cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is estimated to be 0.189% for the fiscal period ending December 31, 2026.
[3]	Under the Investment Advisory Agreement, Tuttle Capital Management LLC (the “Adviser”), at its own expense and without reimbursement from the Fund, pays all of the expenses of the Fund, excluding the advisory fees, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction-related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.
[4]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example. The total indirect cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is estimated to be 0.189% for the fiscal period ending December 31, 2026.
[5]	Under the Investment Advisory Agreement, Tuttle Capital Management LLC (the “Adviser”), at its own expense and without reimbursement from the Fund, pays all of the expenses of the Fund, excluding the advisory fees, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction-related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.
[6]	Other Expenses are estimated for the Fund’s initial fiscal year.
[7]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example. The total indirect cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is estimated to be 0.189% for the fiscal period ending December 31, 2026.
[8]	Under the Investment Advisory Agreement, Tuttle Capital Management LLC (the “Adviser”), at its own expense and without reimbursement from the Fund, pays all of the expenses of the Fund, excluding the advisory fees, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction-related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.
[9]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example. The total indirect cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is estimated to be 0.189% for the fiscal period ending December 31, 2026.
[10]	Under the Investment Advisory Agreement, Tuttle Capital Management LLC (the “Adviser”), at its own expense and without reimbursement from the Fund, pays all of the expenses of the Fund, excluding the advisory fees, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction-related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.
[11]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example. The total indirect cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is estimated to be 0.189% for the fiscal period ending December 31, 2026.
[12]	Under the Investment Advisory Agreement, Tuttle Capital Management LLC (the “Adviser”), at its own expense and without reimbursement from the Fund, pays all of the expenses of the Fund, excluding the advisory fees, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction-related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.
[13]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example. The total indirect cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is estimated to be 0.189% for the fiscal period ending December 31, 2026.
[14]	Under the Investment Advisory Agreement, Tuttle Capital Management LLC (the “Adviser”), at its own expense and without reimbursement from the Fund, pays all of the expenses of the Fund, excluding the advisory fees, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction-related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.
[15]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example. The total indirect cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is estimated to be 0.189% for the fiscal period ending December 31, 2026.
[16]	Under the Investment Advisory Agreement, Tuttle Capital Management LLC (the “Adviser”), at its own expense and without reimbursement from the Fund, pays all of the expenses of the Fund, excluding the advisory fees, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction-related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.
[17]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example. The total indirect cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is estimated to be 0.189% for the fiscal period ending December 31, 2026.
[18]	Under the Investment Advisory Agreement, Tuttle Capital Management LLC (the “Adviser”), at its own expense and without reimbursement from the Fund, pays all of the expenses of the Fund, excluding the advisory fees, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction-related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.
[19]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example. The total indirect cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is estimated to be 0.189% for the fiscal period ending December 31, 2026.
[20]	Under the Investment Advisory Agreement, Tuttle Capital Management LLC (the “Adviser”), at its own expense and without reimbursement from the Fund, pays all of the expenses of the Fund, excluding the advisory fees, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction-related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.
[21]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example. The total indirect cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is estimated to be 0.189% for the fiscal period ending December 31, 2026.
[22]	Under the Investment Advisory Agreement, Tuttle Capital Management LLC (the “Adviser”), at its own expense and without reimbursement from the Fund, pays all of the expenses of the Fund, excluding the advisory fees, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction-related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.
[23]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example. The total indirect cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is estimated to be 0.189% for the fiscal period ending December 31, 2026.
[24]	Under the Investment Advisory Agreement, Tuttle Capital Management LLC (the “Adviser”), at its own expense and without reimbursement from the Fund, pays all of the expenses of the Fund, excluding the advisory fees, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction-related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.
[25]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example. The total indirect cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is estimated to be 0.189% for the fiscal period ending December 31, 2026.
[26]	Under the Investment Advisory Agreement, Tuttle Capital Management LLC (the “Adviser”), at its own expense and without reimbursement from the Fund, pays all of the expenses of the Fund, excluding the advisory fees, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction-related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.
[27]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example. The total indirect cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is estimated to be 0.189% for the fiscal period ending December 31, 2026.
[28]	Under the Investment Advisory Agreement, Tuttle Capital Management LLC (the “Adviser”), at its own expense and without reimbursement from the Fund, pays all of the expenses of the Fund, excluding the advisory fees, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction-related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.
[29]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example. The total indirect cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is estimated to be 0.189% for the fiscal period ending December 31, 2026.
[30]	Under the Investment Advisory Agreement, Tuttle Capital Management LLC (the “Adviser”), at its own expense and without reimbursement from the Fund, pays all of the expenses of the Fund, excluding the advisory fees, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction-related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.
[31]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example. The total indirect cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is estimated to be 0.189% for the fiscal period ending December 31, 2026.
[32]	Under the Investment Advisory Agreement, Tuttle Capital Management LLC (the “Adviser”), at its own expense and without reimbursement from the Fund, pays all of the expenses of the Fund, excluding the advisory fees, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction-related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.
[33]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example. The total indirect cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is estimated to be 0.189% for the fiscal period ending December 31, 2026.
[34]	Under the Investment Advisory Agreement, Tuttle Capital Management LLC (the “Adviser”), at its own expense and without reimbursement from the Fund, pays all of the expenses of the Fund, excluding the advisory fees, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction-related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.
[35]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example. The total indirect cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is estimated to be 0.189% for the fiscal period ending December 31, 2026.
[36]	Under the Investment Advisory Agreement, Tuttle Capital Management LLC (the “Adviser”), at its own expense and without reimbursement from the Fund, pays all of the expenses of the Fund, excluding the advisory fees, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction-related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.
[37]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example. The total indirect cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is estimated to be 0.189% for the fiscal period ending December 31, 2026.
[38]	Under the Investment Advisory Agreement, Tuttle Capital Management LLC (the “Adviser”), at its own expense and without reimbursement from the Fund, pays all of the expenses of the Fund, excluding the advisory fees, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction-related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.
[39]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example. The total indirect cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is estimated to be 0.189% for the fiscal period ending December 31, 2026.
[40]	Under the Investment Advisory Agreement, Tuttle Capital Management LLC (the “Adviser”), at its own expense and without reimbursement from the Fund, pays all of the expenses of the Fund, excluding the advisory fees, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction-related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.
[41]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example. The total indirect cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is estimated to be 0.189% for the fiscal period ending December 31, 2026.